Buildings and Equipment	12 Months Ended
Dec. 31, 2022
Buildings and Equipment
Buildings and Equipment

3.Buildings and Equipment

At December 31, 2022 and 2021, the Company’s buildings and equipment were as follows:

	December 31, 2022	December 31, 2021
Buildings	$2,249,908	$2,320,291
Equipment and Vehicles	4,253,346	4,284,020
	6,503,254	6,604,311
Accumulated Depreciation	(6,208,274)	(6,439,055)
Balance	$294,980	$165,256

Depreciation expense on buildings and equipment for the years ended December 31, 2022 and 2021 was $61,294 and $58,922, respectively.